Schedule of Fair Values of Stock Options Granted Using Black-scholes Valuation Model Assumptions (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Expected volatility			58.50%
Expected dividends		0.00%	0.00%
Expected volatility minimum	53.60%
Expected volatility maximum	54.60%
Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected volatility		51.10%	51.00%
Expected dividends	0.00%
Expected term (years)	5 years 7 months 6 days	5 years 6 months	5 years 6 months
Risk free interest rate	3.40%	1.44%	0.79%
Fair value of ordinary shares on grant date		$ 3.10	$ 10.50
Expected stock price volatility	1.70%
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected volatility		53.70%	51.80%
Expected term (years)	5 years 10 months 24 days	6 years	6 years
Risk free interest rate	4.10%	4.24%	1.24%
Fair value of ordinary shares on grant date		$ 13.30	$ 32.90
Expected stock price volatility	3.44%